Pension and Other Post-Retirement Benefits (Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	$ 1,075	$ 1,262
Cash and cash equivalents	16	19
Debt securities	722	875
Other	212	220
US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 119	$ 141
Debt Securities Percentage	70.00%	75.00%
International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 6	$ 7
Debt Securities Percentage	26.00%	21.00%
Mortgage- backed securities [Member]
Disclosure of fair value of plan assets [Line Items]
Debt Securities Percentage	4.00%	4.00%
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	$ 22	$ 26
Cash and cash equivalents	12	16
Debt securities	0	0
Other	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	10	10
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	0	0
Other (Level 2 & 3) [Member]
Disclosure of fair value of plan assets [Line Items]
Total pension plan assets	1,053	1,236
Cash and cash equivalents	4	3
Debt securities	722	875
Other	212	220
Other (Level 2 & 3) [Member] | US Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	109	131
Other (Level 2 & 3) [Member] | International Securities [Member]
Disclosure of fair value of plan assets [Line Items]
Equity securities and equity funds	$ 6	$ 7